Note 8 - Property and Equipment	12 Months Ended
Jan. 31, 2021
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
8
– Property and Equipment

	January 31,	January 31,
	2021	2020
Cost
Computer equipment and software	37,469	34,442
Furniture and fixtures	1,494	1,432
Leasehold improvements	807	778
Equipment installed with customers	1,654	1,289
Assets under construction	998	829
	42,422	38,770
Accumulated depreciation
Computer equipment and software	28,123	23,730
Furniture and fixtures	1,081	816
Leasehold improvements	401	290
Equipment installed with customers	728	203
	30,333	25,039
Net	12,089	13,731